                         J.P. Morgan Series Trust II

April 28, 2006

Securities and Exchange Commission
100 F Street, N.E
Washington, DC 20549
Attention: Filing Desk

Re:    J.P. Morgan Series Trust II ("Trust")
       File Nos. 811-08212 and 33-72834

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of J.P. Morgan Series Trust II (the "Registrant") pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 23 (Amendment No. 25 under the 1940 Act) to the Registrant's Registration Statement on Form N-1A (the "Amendment").

This Amendment is being filed to provide updated financial statements, file certain exhibits and to make any non-material changes as the Registrant deems appropriate. The undersigned hereby certifies that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

If you have any questions please call me at (614) 248-7598.


                                                 Very truly yours,


                                                 /s/ Elizabeth A. Davin
                                                 ----------------------
                                                 Elizabeth A. Davin
                                                 Assistant Secretary




cc: Sally Samuel (Securities and Exchange Commission)